Supplemental Cash Flow Information - Additional Information (Parenthetical) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Supplemental Cash Flow Elements [Abstract]
Income taxes, refunds	$ 14,296	$ 1,849	$ 4,339